Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements
2.	Significant Accounting Policies and Recent Accounting Pronouncements:

A discussion of the Company’s significant accounting policies can be found in the consolidated financial statements for the year ended December 31, 2023, included in the Company’s 2023 Annual Report. There have been no material changes to these policies in the six-month period ended June 30, 2024.